Expense Example {- FundsManager 70% Portfolio} - 02.28 VIP FundsManager Funds Investor Combo PRO-12 - FundsManager 70% Portfolio - VIP FundsManager 70% Portfolio-Investor VIP	Apr. 30, 2022 USD ($)
Expense Example:
1 year	$ 84
3 years	271
5 years	476
10 years	$ 1,066